PREPAID EXPENSES AND OTHER CURRENT ASSETS (Schedule of Prepaid Expenses and Other Current Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Receivables from governmental authorities	$ 55	$ 218
Prepaid expenses	310	473
Other	0	30
Total prepaid expenses and other current assets	$ 365	$ 721